Offerings - Offering: 1	Dec. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	4,170,183
Proposed Maximum Offering Price per Unit	41.22
Maximum Aggregate Offering Price	$ 171,874,086.51
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,735.82
Offering Note	This Registration Statement covers 4,170,183 shares of the registrant’s common stock (“HNI Common Stock”) (i) available for issuance pursuant to the HNI Corporation Incentive Compensation Plan for Legacy Steelcase Employees (the “Plan”), and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of HNI Common Stock that may become issuable under the Plan by the Corporation by reason of certain corporate transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Corporation’s outstanding shares of common stock.

The Proposed Maximum Offering Per Share Price is estimated in accordance with Rule 457(c) and (h) solely for purposes of calculating the Registration Fee on the basis of the average of the high and low prices of HNI Common Stock as reported on the New York Stock Exchange on December 8, 2025, a date that is within five business days prior to the date of the filing of this Registration Statement. The Proposed Maximum Offering Price Per Share, Maximum Aggregate Offering Price and Amount of Registration Fee is rounded up to the nearest penny.